Bank Loan - Bank Loan (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			$ 505,412		$ 520,700
Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			206,144		122,388
Bank loan - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			300,327		399,906
Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			506,471		522,294
Loan repayments	$ 198,100
Changes in reported amount of U.S. denominated debt	61,000
Principal | Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		$ 159.0		$ 89.7
Changes in reported amount of U.S. denominated debt	8,700
Principal | Bank loan - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Loan repayments	$ 7,100
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			$ 1,059		$ 1,594